Trade Receivables and Reseller Financing - Breakdown of Reseller Financing, Gross of Expected Losses on Doubtful Accounts (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Summary of trade receivables [line items]
Reseller financing, gross of expected losses on doubtful accounts	R$ 1,165,395	R$ 956,942
Current [member]
Summary of trade receivables [line items]
Reseller financing, gross of expected losses on doubtful accounts	787,904	644,488
Less than 30 days [member]
Summary of trade receivables [line items]
Reseller financing, gross of expected losses on doubtful accounts	10,230	26,262
From thirty 31 to 60 days [member]
Summary of trade receivables [line items]
Reseller financing, gross of expected losses on doubtful accounts	15,237	10,481
From sixty one days to Ninety days [member]
Summary of trade receivables [line items]
Reseller financing, gross of expected losses on doubtful accounts	21,200	12,616
From 91 to180 days [member]
Summary of trade receivables [line items]
Reseller financing, gross of expected losses on doubtful accounts	28,989	30,144
More than 180 Days [member]
Summary of trade receivables [line items]
Reseller financing, gross of expected losses on doubtful accounts	R$ 301,835	R$ 232,951